Right-of-use assets under IFRS 16 (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	$ 600
Additions to right-of-use assets	20
Depreciation, right-of-use assets	(22)
Right-of-use assets, ending balance	604
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	6
Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	552
Additions to right-of-use assets	0
Depreciation, right-of-use assets	(12)
Right-of-use assets, ending balance	540
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	4
Additions to right-of-use assets	20
Depreciation, right-of-use assets	(9)
Right-of-use assets, ending balance	21
Other property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	6
Investment property leasehold interests in land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	44
Additions to right-of-use assets	0
Depreciation, right-of-use assets	(1)
Right-of-use assets, ending balance	43
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	745
Right-of-use assets, ending balance	763
Cost [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	675
Right-of-use assets, ending balance	675
Cost [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	14
Right-of-use assets, ending balance	32
Cost [member] | Investment property leasehold interests in land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	56
Right-of-use assets, ending balance	56
Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(145)
Right-of-use assets, ending balance	(159)
Accumulated amortization [member] | Leasehold interests in land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(123)
Right-of-use assets, ending balance	(135)
Accumulated amortization [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(10)
Right-of-use assets, ending balance	(11)
Accumulated amortization [member] | Investment property leasehold interests in land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, opening balance	(12)
Right-of-use assets, ending balance	$ (13)